Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 29, 2001
Prospectus

Shareholder Meeting. On or about March 13, 2002, a meeting of shareholders of the Fidelity Institutional Money Market Funds will be held to vote on various proposals. Shareholders of record on January 15, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-843-3001 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section beginning on page 7.

Year-by-Year Returns

Treasury Only Portfolio - Class I
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.74%	2.98%	4.01%	5.68%	5.18%	5.30%	5.17%	4.75%	6.00%	4.09%



During the periods shown in the chart for Class I of Treasury Only Portfolio, the highest return for a quarter was 1.56% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.64% (quarter ended December 31, 2001).

IMMI-02-01 January 16, 2002
1.480138.107

Treasury Portfolio - Class I
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.78%	3.05%	4.11%	5.90%	5.32%	5.49%	5.39%	4.91%	6.21%	3.96%



During the periods shown in the chart for Class I of Treasury Portfolio, the highest return for a quarter was 1.60% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.59% (quarter ended December 31, 2001).

Government Portfolio - Class I
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.90%	3.12%	4.19%	5.95%	5.42%	5.54%	5.48%	5.10%	6.35%	4.14%



During the periods shown in the chart for Class I of Government Portfolio, the highest return for a quarter was 1.63% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.62% (quarter ended December 31, 2001).

Domestic Portfolio - Class I
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.82%	3.13%	4.28%	5.98%	5.42%	5.58%	5.53%	5.20%	6.45%	4.16%



During the periods shown in the chart for Class I of Domestic Portfolio, the highest return for a quarter was 1.65% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.62% (quarter ended December 31, 2001).

Money Market Portfolio - Class I
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.91%	3.19%	4.31%	6.02%	5.46%	5.62%	5.56%	5.22%	6.48%	4.19%



During the periods shown in the chart for Class I of Money Market Portfolio, the highest return for a quarter was 1.66% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.63% (quarter ended December 31, 2001).

Tax-Exempt Portfolio - Class I
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.06%	2.46%	2.83%	3.80%	3.40%	3.60%	3.40%	3.21%	4.07%	2.71%



During the periods shown in the chart for Class I of Tax-Exempt Portfolio, the highest return for a quarter was 0.82% (quarter ended June 30, 2001) and the lowest return for a quarter was 0.45% (quarter ended December 31, 2001).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 10.

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Past 5 years	Past 10 years
Treasury Only Portfolio - Class I	4.09%	5.06%	4.69%
Treasury Portfolio - Class I	3.96%	5.19%	4.81%
Government Portfolio - Class I	4.14%	5.32%	4.91%
Domestic Portfolio - Class I	4.16%	5.38%	4.95%
Money Market Portfolio - Class I	4.19%	5.41%	4.99%
Tax-Exempt Portfolio - Class I	2.71%	3.39%	3.25%

The following information replaces the 5th and 6th bullets under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 20.

  Although redemptions will normally be processed on the same business day, under certain circumstances redemptions may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally under this section, redemptions may be postponed or suspended if (i) the NYSE is closed for trading or trading is restricted, (ii) an emergency exists which makes the dispatch of securities owned by a fund or the fair determination of the value of the fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption.

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 29, 2001
Prospectus

Shareholder Meeting. On or about March 13, 2002, a meeting of shareholders of the Fidelity Institutional Money Market Funds will be held to vote on various proposals. Shareholders of record on January 15, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-843-3001 to request a free copy of the proxy statement.

IMMII-02-01 January 16, 2002
1.480139.106

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 29, 2001
Prospectus

Shareholder Meeting. On or about March 13, 2002, a meeting of shareholders of the Fidelity Institutional Money Market Funds will be held to vote on various proposals. Shareholders of record on January 15, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-843-3001 to request a free copy of the proxy statement.

IMMIII-02-01 January 16, 2002
1.480140.106